                      THE ONE GROUP-REGISTERED TRADEMARK-
                             FAMILY OF MUTUAL FUNDS

                        EQUITY FUNDS COMBINED PROSPECTUS

                        Supplement dated August 29, 1997
                      to Prospectus dated November 1, 1996

                      THE ONE GROUP ASSET ALLOCATION FUND
                       THE ONE GROUP LARGE COMPANY GROWTH
                     THE ONE GROUP LARGE COMPANY VALUE FUND
                    THE ONE GROUP GROWTH OPPORTUNITIES FUND
                 THE ONE GROUP INTERNATIONAL EQUITY INDEX FUND
                      THE ONE GROUP DISCIPLINED VALUE FUND
                        THE ONE GROUP EQUITY INDEX FUND
                        THE ONE GROUP INCOME EQUITY FUND
                        THE ONE GROUP VALUE GROWTH FUND
                      THE ONE GROUP GULF SOUTH GROWTH FUND

Footnote (1) to each EXPENSE SUMMARY is replaced with the following:

    "If you buy or sell shares through a financial institution or broker, you may be charged a transaction fee by the financial institution or broker. In addition, a $7.00 charge is deducted from redemption amounts paid by wire."

The paragraph entitled OTHER CIRCUMSTANCES on page 42 is amended by adding the following:

    (xii) purchased by retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in
    Section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts"

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

TOG-S-089

                      THE ONE GROUP-REGISTERED TRADEMARK-
                             FAMILY OF MUTUAL FUNDS

                     MONEY MARKET FUNDS COMBINED PROSPECTUS

                        Supplement dated August 29, 1997
                      to Prospectus dated November 1, 1996

          THE ONE GROUP-REGISTERED TRADEMARK- PRIME MONEY MARKET FUND
        THE ONE GROUP-REGISTERED TRADEMARK- MUNICIPAL MONEY MARKET FUND
      THE ONE GROUP-REGISTERED TRADEMARK- OHIO MUNICIPAL MONEY MARKET FUND
 THE ONE GROUP-REGISTERED TRADEMARK- U.S. TREASURY SECURITIES MONEY MARKET FUND

Footnote (1) to each EXPENSE SUMMARY is replaced with the following:

    "If you buy or sell shares through a financial institution or broker, you may be charged a transaction fee by the financial institution or broker. In addition, a $7.00 charge is deducted from redemption amounts paid by wire."

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

TOG-S-090

                      THE ONE GROUP-REGISTERED TRADEMARK-
                             FAMILY OF MUTUAL FUNDS

                         BOND FUNDS COMBINED PROSPECTUS

                        Supplement dated August 29, 1997
                      to Prospectus dated November 1, 1996

           THE ONE GROUP-REGISTERED TRADEMARK- INTERMEDIATE BOND FUND
            THE ONE GROUP-REGISTERED TRADEMARK- GOVERNMENT BOND FUND
        THE ONE GROUP-REGISTERED TRADEMARK- LIMITED VOLATILITY BOND FUND
              THE ONE GROUP-REGISTERED TRADEMARK- INCOME BOND FUND
        THE ONE GROUP-REGISTERED TRADEMARK- ULTRA SHORT-TERM INCOME FUND

Footnote (1) to each EXPENSE SUMMARY is replaced with the following:

    "If you buy or sell shares through a financial institution or broker, you may be charged a transaction fee by the financial institution or broker. In addition, a $7.00 charge is deducted from redemption amounts paid by wire."

The paragraph entitled OTHER CIRCUMSTANCES on page 26 is amended by adding the following:

    (xii) purchased by retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in
    Section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts"

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

TOG-S-091

                      THE ONE GROUP-REGISTERED TRADEMARK-
                             FAMILY OF MUTUAL FUNDS

                    MUNICIPAL BOND FUNDS COMBINED PROSPECTUS

                        Supplement dated August 29, 1997
                      to Prospectus dated November 1, 1996

                 THE ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
                      THE ONE GROUP MUNICIPAL INCOME FUND
                   THE ONE GROUP ARIZONA MUNICIPAL BOND FUND
                THE ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND
                  THE ONE GROUP LOUISIANA MUNICIPAL BOND FUND
                     THE ONE GROUP OHIO MUNICIPAL BOND FUND
                   THE ONE GROUP KENTUCKY MUNICIPAL BOND FUND

Footnote (1) to each EXPENSE SUMMARY is replaced with the following:

    "If you buy or sell shares through a financial institution or broker, you may be charged a transaction fee by the financial institution or broker. In addition, a $7.00 charge is deducted from redemption amounts paid by wire."

The paragraph entitled OTHER CIRCUMSTANCES on page 31 is amended by adding the following:

    (xii) purchased by retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in
    Section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts"

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

TOG-S-092

                      THE ONE GROUP-REGISTERED TRADEMARK-
                             FAMILY OF MUTUAL FUNDS

                        Supplement dated August 29, 1997
                      to Prospectus dated November 1, 1996

                      THE ONE GROUP TREASURY & AGENCY FUND

Footnote (1) to the EXPENSE SUMMARY is replaced with the following:

    "If you buy or sell shares through a financial institution or broker, you may be charged a transaction fee by the financial institution or broker. In addition, a $7.00 charge is deducted from redemption amounts paid by wire."

The paragraph entitled OTHER CIRCUMSTANCES on page 10 is amended by adding the following:

    (xii) purchased by retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in
    Section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts"

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

TOG-S-093

                      THE ONE GROUP-REGISTERED TRADEMARK-
                             FAMILY OF MUTUAL FUNDS

                        Supplement dated August 29, 1997
                      to Prospectus dated November 1, 1996

     THE ONE GROUP-REGISTERED TRADEMARK- INVESTOR CONSERVATIVE GROWTH FUND

Footnote (1) to the EXPENSE SUMMARY is replaced with the following:

    "If you buy or sell shares through a financial institution or broker, you may be charged a transaction fee by the financial institution or broker. In addition, a $7.00 charge is deducted from redemption amounts paid by wire."

The paragraph entitled OTHER CIRCUMSTANCES on page 15 is amended by adding the following:

    (xii) purchased by retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in
    Section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts"

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

TOG-S-094

                      THE ONE GROUP-REGISTERED TRADEMARK-
                             FAMILY OF MUTUAL FUNDS

                        Supplement dated August 29, 1997
                      to Prospectus dated November 1, 1996

            THE ONE GROUP-REGISTERED TRADEMARK- INVESTOR GROWTH FUND

Footnote (1) to the EXPENSE SUMMARY is replaced with the following:

    "If you buy or sell shares through a financial institution or broker, you may be charged a transaction fee by the financial institution or broker. In addition, a $7.00 charge is deducted from redemption amounts paid by wire."

The paragraph entitled OTHER CIRCUMSTANCES on page 15 is amended by adding the following:

    (xii) purchased by retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in
    Section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts"

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

TOG-S-095

                      THE ONE GROUP-REGISTERED TRADEMARK-
                             FAMILY OF MUTUAL FUNDS

                        Supplement dated August 29, 1997
                      to Prospectus dated November 1, 1996

           THE ONE GROUP-REGISTERED TRADEMARK- INVESTOR BALANCED FUND

Footnote (1) to the EXPENSE SUMMARY is replaced with the following:

    "If you buy or sell shares through a financial institution or broker, you may be charged a transaction fee by the financial institution or broker. In addition, a $7.00 charge is deducted from redemption amounts paid by wire."

The paragraph entitled OTHER CIRCUMSTANCES on page 15 is amended by adding the following:

    (xii) purchased by retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in
    Section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts"

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

TOG-S-096

                      THE ONE GROUP-REGISTERED TRADEMARK-
                             FAMILY OF MUTUAL FUNDS

                        Supplement dated August 29, 1997
                      to Prospectus dated November 1, 1996

       THE ONE GROUP-REGISTERED TRADEMARK- INVESTOR GROWTH & INCOME FUND

Footnote (1) to the EXPENSE SUMMARY is replaced with the following:

    "If you buy or sell shares through a financial institution or broker, you may be charged a transaction fee by the financial institution or broker. In addition, a $7.00 charge is deducted from redemption amounts paid by wire."

The paragraph entitled OTHER CIRCUMSTANCES on page 15 is amended by adding the following:

    (xii) purchased by retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in
    Section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts"

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

TOG-S-097

                      THE ONE GROUP-REGISTERED TRADEMARK-
                             FAMILY OF MUTUAL FUNDS

              INSTITUTIONAL MONEY MARKET FUNDS COMBINED PROSPECTUS

                        Supplement dated August 29, 1997
                      to Prospectus dated November 1, 1996

        THE ONE GROUP-REGISTERED TRADEMARK- GOVERNMENT MONEY MARKET FUND THE ONE GROUP-REGISTERED TRADEMARK- TREASURY ONLY MONEY MARKET FUND

Footnote (1) to each EXPENSE SUMMARY is replaced with the following:

    "If you buy or sell shares through a financial institution or broker, you may be charged a transaction fee by the financial institution or broker. In addition, a $7.00 charge is deducted from redemption amounts paid by wire."

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

TOG-S-098